UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM ABS-EE/A

Amendment No. 1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity:  333-226082-09

Central Index Key Number of Issuing entity:  0001833522

GS Mortgage Securities Trust 2020-GSA2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226082

Central Index Key Number of depositor:  0001004158

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541502

Goldman Sachs Mortgage Company
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548405

Starwood Mortgage Capital LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001755531

Societe Generale Financial Corporation
(Exact name of Sponsor as specified in its charter)

Leah Nivison (212) 902-1000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “Original Form ABS-EE”), filed with the Securities and Exchange Commission on October 26, 2021 (Accession Number 0001056404-21-012716) with respect to GS Mortgage Securities Trust 2020-GSA2. The purpose of this amendment is to update Exhibit 102 to the Original Form ABS-EE to reflect loan level information with respect to certain mortgage loans contained in a corrected CREFC Loan Periodic Update File the Certificate Administrator received from the Master Servicer. Effective upon the filing of this Form ABS-EE/A, Exhibit 102 of the Original Form ABS-EE is replaced and superseded in its entirety by Exhibit 102 to this Form ABS-EE/A.

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

/s/ Leah Nivison
Leah Nivison, CEO

Dated : December 29, 2021

EXHIBIT INDEX

Exhibit Number	Description
EX 102	Asset Data File